Columbia Funds Variable Series Trust
290 Congress Street
Boston, MA 02210
May 1, 2026
VIA EDGAR
Mr. Mark Cowan
U.S. Securities and Exchange Commission
Division of Investment Management, Disclosure Review Office
100 F Street, N.E.
Washington, D.C. 20549
RE:
Columbia Funds Variable Series Trust (the Registrant)
Columbia Variable Portfolio – Acorn Fund
Columbia Variable Portfolio – Acorn International Fund

Post-Effective Amendment No. 55
File No. 33-83548 /811-08748
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 55 (Amendment). This Amendment was filed electronically on April 27, 2026.
If you have any questions, please contact either me at (212) 850-1703 or Heidi Brommer at (612) 671-2403.
Sincerely,
Joseph D'Alessandro Vice President and Assistant Secretary Columbia Funds Variable Series Trust